Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2021		2020		2019
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,634	6.66	1,634	6.66	1,634
Exercised	—	—	—	—	—	—
At December 31	6.66	1,634	6.66	1,634	6.66	1,634

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2021	2020	2019
May 1, 2024	5.83	496	496	496
May 1, 2025	5.83	452	452	452
January 1, 2026	5.83	142	142	142
February 16, 2026	7.11	103	103	103
October 1, 2026	8.62	441	441	441

(i) On May 2014, the Board of Directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2019	May 15, 2019	Apr 1, 2020	May 12, 2020	Apr 1, 2021	May 13, 2021
Fair value	7.00	7.20	5.65	7.45	8.36	8.09
Possibility of ceasing employment before vesting	—%	—%	—%	—%	—%	—%

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)			Restricted stock units (thousands)
	2021	2020	2019	2021	2020	2019
At January 1	1,222	750	—	174	508	976
Granted (1)	1,067	751	753	—	—	20
Forfeited	(32)	(24)	(3)	—	(10)	(12)
Vested	(491)	(255)	—	(174)	(324)	(476)
At December 31	1,766	1,222	750	—	174	508

(1) Approved by the Board of Directors of March 09, 2021 and the Shareholders Meeting of April 21, 2021.